Summary of significant accounting policies (Details Narrative)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum | Intangible Assets
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives		1 year	1 year
Minimum | SEALS Corp | Intangible Assets
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives	1 year
Maximum | Intangible Assets
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives		10 years	10 years
Maximum | SEALS Corp | Intangible Assets
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives	10 years
Property, Plant and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives		1 year	1 year
Property, Plant and Equipment | Minimum | SEALS Corp
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Property, Plant and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives		10 years	10 years
Property, Plant and Equipment | Maximum | SEALS Corp
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years